Equity Incentive Plans - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Options outstanding Beginning balance		4,094,544
Number of shares Granted	6,200,841
Number of shares Exercised	(638,754)
Number of shares Cancelled	(283,638)
Number of shares, Options outstanding Ending balance	9,372,993
Number of shares Options exercisable	2,117,654
Weighted Average Exercise Price, Options outstanding Beginning balance		$ 1.88
Weighted Average Exercise Price Granted	$ 7.53
Weighted Average Exercise Price Exercised	1.66
Weighted Average Exercise Price Cancelled	3.34
'Weighted Average Exercise Price, Options outstanding Ending balance	5.59
Weighted Average Exercise Price Options exercisable	$ 2.56
'Weighted Average Contractual Term, Options outstanding	8 years 6 months 18 days	8 years 6 months 29 days
Weighted Average Contractual Term Options exercisable	6 years 6 months 7 days
Aggregate Intrinsic Value, Options outstanding	$ 51,415,394	$ 6,635,627
Aggregate Intrinsic Value Options exercisable	$ 17,759,485